Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

Note 10. Subsequent Events

The Company has evaluated the impacts of subsequent events through May 17, 2019, and has determined that no such events occurred that were required to be reflected in the unaudited condensed consolidated financial statements, except as described within the above notes and described below.

Modification of Notes Payable

On April 9, 2019, the Company entered into an amendment to one of its May 2018 Notes to (a) forego the installment payments due on February 23, 2019 and March 23, 2019; and (b) extend the maturity date of the note to August 15, 2019. In exchange for the amendment, the Company compensated the holder of the note by increasing the outstanding principal due by $50.

On May 10, 2019, the two holders of the May 2018 Notes assigned and sold all notes to a single unaffiliated investor. On the same date, the Company and new investor executed a letter agreement to amend the terms of the May 2018 Notes to allow the new investor to convert the total outstanding principal amount of $421 into shares of the Company’s common stock, at a price equal to 70% of the lowest trading price during the 20 days preceding the conversion dates, or any lower price made available to any other holder of the Company’s securities. This amendment also eliminates the Company’s mandatory monthly amortization payments and extended the maturity of the May 2018 Notes until August 15, 2019. After such date, and within 10 business days, any outstanding balance shall be satisfied, at the Company’s election, either with: cash, common stock conversion or any combination thereof. On May 15, 2019, the Company issued 10,568,087 shares of its common stock pursuant to the full conversion of the May 2018 Notes.

Also on May 10, 2019, the Company executed a letter agreement with the holder of the June 2018 Note to amend the terms of the June 2018 Notes to allow the holder to covert the total outstanding principal amount of $3,159 into shares of the Company's common stock, at a price equal to 70% of the lowest trading price during the 20 day preceding the conversion dates, or any lower price made available to any other holder of the Company’s securities. This amendment also eliminates the Company's mandatory monthly amortization payments and extended the maturity of the June 2018 Note until December 15, 2019. After such date, and within 10 business days, any outstanding balance shall be satisfied, at the Company’s election, either with: cash, common stock conversion, or any combination thereof.

Modification of Warrants

On May 9, 2019, the Company reached a modification agreement with the holder of six separate warrants entitling the holder to purchase a total of 4,000,000 shares of the Company’s common stock at prices of between $0.50 per share and $2.00 per share at various times until September 2022. In return for the immediate exercise of all warrants, the holder was permitted to exercise at a price of $0.03 per share, or $120.

Sale of Preferred Stock

On April 12, 2019, the Company’s Board of Directors approved the authorization of 200 shares of Series C Convertible Preferred Stock with a par value of $0.001 and a stated value of $10,000 per share (“Preferred Shares”). The holders of the Preferred Shares are not entitled to vote their shares or receive dividends. At any time prior to the one-year anniversary from the issuance date, the Company may redeem the Preferred Shares at 1.4 times the stated value, following which the Company may redeem the Preferred Shares at 1.2 times the stated value.

Each Preferred Share is convertible into shares of the Company’s common stock in an amount equal to the greater of: (a) 200,000 shares of common stock or (b) the amount derived by dividing the stated value by the product of 0.7 times the market price of the Company’s common stock, defined as the lowest trading price of the Company’s common stock during the ten day period preceding the conversion date. The holder may not convert any Preferred Shares if the total amount of shares, together with holdings of its affiliates, following a conversion shall exceed 9.99% of the Company’s common stock. The common shares issued upon conversion have been registered under the Company’s registration statement on Form S-3. On April 12, 2019, the Company sold 190 Preferred Shares for $1,900. During April and May 2019, holders of the preferred shares converted 35 of their Preferred Shares into 8,463,465 shares of common stock.

Sale of Common Stock

On April 12, 2019, the Company entered into a purchase agreement with an accredited investor whereby it sold 17,500,000 shares of its common stock for $525 pursuant to the Company’s registration statement on Form S-3. The holder of these shares is also the holder of the June 2018 Note and an affiliate of the holder of 150 shares of the Preferred Shares.

Equity Purchase Agreement

Subsequent to March 31, 2019, through April 16, 2019, the Company issued 23,900,000 shares of its common stock under the Equity Purchase Agreement in exchange for $1,575.

Hosting Agreement

On May 10, 2019, the Company, N 4th Street LLC (the “Service Provider”), and Bit5ive LLC (the “Operator”) entered into a profit sharing agreement, effective as of May 10, 2019, relating to the generation of Bitcoin mining revenues at a facility located in Coshocton, Ohio (the “Facility”) for a term that is the earlier of (i) two years, or (ii) when the parties determine that the Bitcoin mining business at the Facility is uneconomic (the “Agreement”).

Under the terms of the Agreement, the Company agreed to provide the necessary hardware to conduct Bitcoin mining at the Facility. In addition, the Company is required to deliver a security deposit in the amount of $240,000 to the Service Provider (the “Security Deposit”). The Service Provider agreed, among other things, to provide necessary hosting capacity, equipment, infrastructure and electricity to operate the mining hardware at the Facility. The Operator agreed, among other things, to and maintain the Facility in accordance with prudent industry standards (as defined in the Agreement) and to maintain the hardware.

The Service Provider is required to disburse on a monthly basis: (i) the total electricity costs to the utility provider; (ii) 10% of Gross Profits (as defined in the Agreement) to the Operator; (iii) the Net Profits (as defined in the Agreement) such that 10% of all Gross Profits shall be paid to the Company, 40% of all Gross Profits shall be paid to Service Provider, and 40% of all Gross Profits will be paid into the Security Deposit account until such time as the Security Deposit is paid in full; and (iv) subsequent to the satisfaction of the Security Deposit, Net Profits equally between the Company and the Service Provider.

Employment Agreements

On May 1, 2019, the Company’s board of directors reappointed Mr. Robert Ladd as Chief Executive Officer of the Company. Mr. Ladd’s previous employment agreement with the Company remains in effect.

On May 13, 2019, Stephen Schaeffer, the Company’s Chief Operating Officer, resigned effective May 10, 2019. In connection with his resignation, Mr. Schaeffer and the Company entered into a resignation and release agreement dated May 13, 2019 (the “Resignation Agreement”), pursuant to which Mr. Schaeffer’s Executive Employment Agreement, dated August 15, 2017 was terminated. The Resignation Agreement provides that Mr. Schaeffer will be paid a lump sum of $100,000, net of appropriate payroll and withholding deductions. In addition, the Resignation Agreement provides for the immediate vesting of 440,000 shares of common stock previously granted to Mr. Schaeffer under the Company’s 2016 Stock Equity Plan and for Company-paid COBRA health insurance coverage.

Management Agreements

On May 2, 2019, the Company entered into amended management agreements with two accredited investors, Deep South Mining LLC and BDLM, LLC (the “Users”). The Users’ miners shall be reconnected and resume mining Bitcoin upon execution of these agreements. Due to wear and tear, the parties acknowledge the Users’ Bitcoin Hardware consist of 1,800 Bitmain Antminer S9 mining computers, collectively.

Note 15. Subsequent Events

The Company has evaluated the impacts of subsequent events through April 16, 2019, and has determined that no such events occurred that were required to be reflected in the consolidated financial statements, except as described within the above notes and described below.

Modification of Notes Payable

On January 7, 2019, the Company entered into an amendment to its May 2018 Notes to (a) forego the installment payments due on December 23, 2018 and January 23, 2019; (b) extend the maturity date of the note to May 23, 2019; (c) pay the Lender an extension fee in the amount of $21 and (d) give the Company the option of paying each installment payment in shares of common stock at a price equal to 80% of the lowest volume weighted average price for the previous 10 trading days.

On January 28, 2019, the Company entered into an amendment to its June 2018 Note to (a) forego the installment payment due on January 1, 2019, February 1, 2019, and March 1, 2019; (b) extend the maturity date of the note to October 1, 2019; and (c) to increase the principal amount on the note by $527.

Shares issued to consultants

Subsequent to December 31, 2018 through April 16, 2019, the Company issued 190,500 shares of its common stock to consultants in exchange for services.

Equity Purchase Agreement

Subsequent to December 31, 2018, through April 16, 2019, the Company issued 67,000,000 shares of its common stock under the Equity Purchase Agreement in exchange for $3,277.

Sale of Preferred Stock

On April 12, 2019, the Company’s Board of Directors approved the authorization of 200 shares of Series C Convertible Preferred Stock with a par value of $0.001 and a stated value of $10,000 per share (“Series C Preferred Shares”). The holders of the Preferred Shares are not entitled to vote their shares or receive dividends. At any time prior to the one-year anniversary from the issuance date, the Company may redeem the Series C Preferred Shares at 1.4 times the Stated Value, following which the Company may redeem the  Series C Preferred Shares at 1.2 times the Stated Value.

Each Series C Preferred Share is convertible into shares of the Company’s common stock in an amount equal to the greater of: (a) 200,000 shares of common stock or (b) the amount derived by dividing the Stated Value by the product of 0.7 times the market price of the Company’s common stock, defined as the lowest trading price of the Company’s common stock during the ten day period preceding the conversion date. The holder may not convert any Series C Preferred Shares if the total amount of shares, together with holdings of its affiliates, following a conversion shall exceed 9.99% of the Company’s commons stock. The common shares issued upon conversion have been registered under the Company’s registration statement on Form S-3. On April 12, 2019, the Company sold 190 Series C Preferred Shares for $2,000.

Sale of Common Stock

On April 12, 2019, the Company entered into a Purchase Agreement with an accredited investor whereby it sold 17,500,000 shares of its common stock for $525 pursuant to the Company’s registration statement on Form S-3.

Settlement Agreement

On March 22, 2019, the Company entered into a settlement agreement to terminate its Data Center Hosting Agreement in Washington. The Company conveyed its ownership of its mining assets located in the hosting facility for full satisfaction of $77k in outstanding hosting service fees.